Offerings - Offering: 1	Sep. 03, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	45.32
Maximum Aggregate Offering Price	$ 45,320,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 6,689.23
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the amount of the registration fee. Calculated in accordance with Rule 457(c) under the Securities Act based upon the average of the high and low prices for the Registrants Common Stock as reported on the New York Stock Exchange on August 27, 2024, a date within five business days prior to the filing of this Registration Statement.